Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 14, 2021	Jul. 28, 2021	Jul. 19, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 16, 2021
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds (in Dollars)		$ 675,000
Warrant per share (in Dollars per share)			$ 1
Transaction costs (in Dollars)					$ 3,916,281
Cash underwriting fees (in Dollars)					3,450,000
Other cost (in Dollars)					$ 466,281
Percentage of fair market value				80.00%	80.00%
Aggregate of public shares				20.00%	20.00%
Redeem outstanding shares, percentage				100.00%	100.00%
Public share price (in Dollars per share)				$ 10.1	$ 10.1
Common stock, par value (in Dollars per share)				$ 0.01	$ 0.01
Additional shares of common stock				7,500,000	7,500,000
Merger agreement, description				-half of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $15.00 per share over any 20 trading days within a 30-day trading period;(ii) one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $17.50 per share over any 20 trading days within a 30-day trading period; and(iii) one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $20.00 per share over any 20 trading days within a 30-day trading period.	-half of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $15.00 per share over any 20 trading days within a 30-day trading period;(ii) one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $17.50 per share over any 20 trading days within a 30-day trading period; and(iii) one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $20.00 per share over any 20 trading days within a 30-day trading period.
Aggregate common stock shares	3,530,000
Aggregate common stock per share (in Dollars per share)	$ 10
Aggregate common stock (in Dollars)	$ 35,300,000
Principal amount (in Dollars)						$ 40,000,000
Debt instruments rate, description				The number of shares of common stock into which the Debentures are convertible is equal to 120% of the outstanding principal amount of the Debentures divided by the conversion price of $15.00, and the number of shares of common stock into which the associated warrants are exercisable is equal to 120% of the outstanding principal amount of the Debentures divided by the conversion price, with an exercise price equal to $20, subject to adjustment (the “Debt Financing,” and together with the Equity Financing, the “PIPE Investment”). There will be an original issue discount of 2% from the issued amount of the Debentures. Interest will accrue on all outstanding principal amount of the Debentures at 5% per annum, payable quarterly. The Debentures will be secured by first priority interests, and liens on, all present and after-acquired assets of the Combined Company, and will mature on the fourth anniversary of the date of issuance.	The number of shares of common stock into which the Debentures are convertible is equal to 120% of the outstanding principal amount of the Debentures divided by the conversion price of $15.00, and the number of shares of common stock into which the associated warrants are exercisable is equal to 120% of the outstanding principal amount of the Debentures divided by the conversion price, with an exercise price equal to $20, subject to adjustment (the “Debt Financing,” and together with the Equity Financing, the “PIPE Investment”). There will be an original issue discount of 2% from the issued amount of the Debentures. Interest will accrue on all outstanding principal amount of the Debentures at 5% per annum, payable quarterly. The Debentures will be secured by first priority interests, and liens on, all present and after-acquired assets of the Combined Company, and will mature on the fourth anniversary of the date of issuance.
Aggregate principal amount (in Dollars)						$ 37,959,184
Convertible shares				3,036,735	3,036,735
Additional shares				3,036,735	3,036,735
Aggregate shares reserve equal				10.00%	10.00%
Net tangible assets (in Dollars)				$ 5,000,001	$ 5,000,001
Exceeding amount (in Dollars)					$ 50,000,000
Percentage of voting power				88.80%	88.80%
Subscription aggregate common stock					3,530,000
Common stock purchase per share (in Dollars per share)					$ 10
Aggregate purchase price (in Dollars)					$ 35,300,000
Weighted average price of shares (in Dollars per share)				$ 13	$ 13
Shares of lock-up shares				1,000,000	1,000,000
Trust account cash (in Dollars)				$ 296,381	$ 518,905
Working capital deficit (in Dollars)				220,239	$ 259,136
Cash condition (in Dollars)				$ 50,000,000
Aggregate purchase price (in Dollars)		22,500,000
Preferred Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued				15,062,524	15,062,524
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued				9,669,216	9,669,216
Stock Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued				4,055,704	4,055,704
CleanTech Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants			2,166,667
Securities Purchase Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of principal amount (in Dollars)				$ 40,000,000	$ 40,000,000
Outstanding principal amount percenatge				120.00%	120.00%
Conversion price (in Dollars per share)				$ 15	$ 15
Outstanding principal amount percenatge				120.00%	10.00%
Exercise price (in Dollars per share)				$ 20	$ 20
Subscription Agreements [Member]
Description of Organization and Business Operations (Details) [Line Items]
Additional shares of common stock				3,530,000
Purchase price, per price (in Dollars per share)				$ 10
Aggregate purchase price (in Dollars)				$ 35,300,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units			15,000,000
Share price, per share (in Dollars per share)			$ 10
Gross proceeds (in Dollars)			$ 150,000,000
Sale of warrants			4,333,333
Purchased additional units				2,250,000	2,250,000
Net proceeds of sale of public units (in Dollars)		$ 174,225,000			$ 174,225,000
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds (in Dollars)			$ 6,500,000
Sale of warrants			6,500,000
Price, per unit (in Dollars per share)			$ 1
Warrant per share (in Dollars per share)			$ 1
Purchase per share (in Dollars per share)		$ 1
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants		675,000
Purchased additional units		2,250,000
Generating gross proceeds (in Dollars)		$ 22,500,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of acquires voting securities				50.00%	50.00%
Net tangible assets (in Dollars)				$ 5,000,001	$ 5,000,001
Business combination, description				It is anticipated that upon completion of the Business Combination, CLAQ’s public stockholders (other than the PIPE Investment investors) would retain an ownership interest of approximately 28.5% in the Combined Company, the PIPE Investment investors will own approximately 5.6% of the Combined Company (such that the public stockholders, including the PIPE Investment investors, would own approximately 34.1% of the Combined Company), the Co-Sponsors, officers, directors and other holders of founder shares will retain an ownership interest of approximately 6.8% of the Combined Company and the Nauticus stockholders will own approximately 59.1% (including the 7,500,000 Earnout Shares) of the Combined Company.	It is anticipated that upon completion of the Business Combination, CLAQ’s public stockholders (other than the PIPE Investment investors) would retain an ownership interest of approximately 28.5% in the Combined Company, the PIPE Investment investors will own approximately 5.6% of the Combined Company (such that the public stockholders, including the PIPE Investment investors, would own approximately 34.1% of the Combined Company), the Co-Sponsors, officers, directors and other holders of founder shares will retain an ownership interest of approximately 6.8% of the Combined Company and the Nauticus stockholders will own approximately 59.1% (including the 7,500,000 Earnout Shares) of the Combined Company.
Weighted average price of shares (in Dollars per share)				$ 13	$ 13
Convertible Notes [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued				5,299,543	5,299,543